Commitments (Capital commitments) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Commitments
Contracted but not provided	¥ 25,770,547	¥ 35,652,079
Fuel purchase commitment	¥ 16,248,000	¥ 5,773,000